Other Income (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other Income [Abstract]
Government grant	$ 367,260	$ 469,569	$ 209,397
Interest income on bank deposits	81,517	85,482	92,747
Others	12,787
Other income	$ 461,564	$ 555,051	$ 302,144